Average Annual Total Returns			12 Months Ended	22 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
		Sep. 26, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [11]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
NORTH SQUARE DYNAMIC SMALL CAP FUND Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		8.11%				10.72%
NORTH SQUARE DYNAMIC SMALL CAP FUND Class A | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%				13.86%	12.55%
NORTH SQUARE DYNAMIC SMALL CAP FUND Class A | Russell 2000 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		11.54%				7.40%	7.82%
NORTH SQUARE DYNAMIC SMALL CAP FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.89%				12.30%	11.12%
NORTH SQUARE DYNAMIC SMALL CAP FUND Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.99%				9.00%	8.67%
NORTH SQUARE DYNAMIC SMALL CAP FUND Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.38%				8.43%	7.98%
NORTH SQUARE SELECT SMALL CAP FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.52%				9.00%	9.59%
NORTH SQUARE SELECT SMALL CAP FUND Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.21%				7.63%	6.97%
NORTH SQUARE SELECT SMALL CAP FUND Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.41%				6.80%	6.90%
NORTH SQUARE SELECT SMALL CAP FUND Class I | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		23.81%				13.86%	12.55%
NORTH SQUARE SELECT SMALL CAP FUND Class I | Russell 2000 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]		11.54%				7.40%	7.82%
NORTH SQUARE SELECT SMALL CAP FUND Class I | Russell 2000 Value Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		8.05%				7.29%	7.14%
NORTH SQUARE SMALL CAP VALUE FUND Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.82%				8.42%	7.23%
NORTH SQUARE SMALL CAP VALUE FUND Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.77%)				5.11%	4.82%
NORTH SQUARE SMALL CAP VALUE FUND Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.30%				5.98%	5.25%
NORTH SQUARE SMALL CAP VALUE FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.08%				8.68%	7.50%
NORTH SQUARE SMALL CAP VALUE FUND Class I | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		23.81%				13.86%	12.55%
NORTH SQUARE SMALL CAP VALUE FUND Class I | Russell 2000 Value Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8]		8.05%				7.29%	7.14%
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return Before Taxes
Average Annual Return, Percent			3.62%			4.15%
Performance Inception Date		Dec. 04, 2020
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions
Average Annual Return, Percent			2.50%			3.67%
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.25%			3.33%
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index1 (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[9]		3.82%			4.47%
NORTH SQUARE CORE PLUS BOND FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.91%				0.83%	1.26%
NORTH SQUARE CORE PLUS BOND FUND Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.70%				(0.24%)	0.56%
NORTH SQUARE CORE PLUS BOND FUND Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.77%				0.52%	0.90%
NORTH SQUARE CORE PLUS BOND FUND Class I | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		1.25%				(0.33%)	1.35%
NORTH SQUARE MCKEE BOND FUND Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R6 - Return Before Taxes
Average Annual Return, Percent			1.77%		(0.86%)
Performance Inception Date		Dec. 28, 2020
NORTH SQUARE MCKEE BOND FUND Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R6 - Return After Taxes on Distributions
Average Annual Return, Percent			0.07%		(1.92%)
NORTH SQUARE MCKEE BOND FUND Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R6 - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.04%		(1.10%)
NORTH SQUARE MCKEE BOND FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return Before Taxes
Average Annual Return, Percent			1.54%		(0.90%)
Performance Inception Date		Dec. 28, 2020
NORTH SQUARE MCKEE BOND FUND Class I | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index2 (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[12]		1.25%		(2.15%)
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.81%				10.39%	10.85%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.70%				8.17%	9.41%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.85%				7.57%	8.48%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		1.25%				(0.33%)	1.35%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I | ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		7.05%				1.95%	4.21%
NORTH SQUARE STRATEGIC INCOME FUND Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A - Return Before Taxes
Average Annual Return, Percent			5.32%	5.02%
Performance Inception Date		Feb. 28, 2023
NORTH SQUARE STRATEGIC INCOME FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return Before Taxes
Average Annual Return, Percent			9.70%				4.42%	4.10%
NORTH SQUARE STRATEGIC INCOME FUND Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions
Average Annual Return, Percent			7.91%				2.60%	2.47%
NORTH SQUARE STRATEGIC INCOME FUND Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.72%				2.63%	2.54%
NORTH SQUARE STRATEGIC INCOME FUND Class I | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index1(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[15]		1.25%				(0.33%)	1.35%
NORTH SQUARE MULTI STRATEGY FUND Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.67%				8.17%	8.41%
NORTH SQUARE MULTI STRATEGY FUND Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.14%				5.58%	5.97%
NORTH SQUARE MULTI STRATEGY FUND Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.65%				5.69%	6.03%
NORTH SQUARE MULTI STRATEGY FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.40%				9.88%	9.38%
NORTH SQUARE MULTI STRATEGY FUND Class I | Russell 3000 Total Return Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[16]		23.81%				13.86%	12.55%
NORTH SQUARE SPECTRUM ALPHA FUND Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.41%				7.15%	6.46%
NORTH SQUARE SPECTRUM ALPHA FUND Class A | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		23.81%				13.86%	12.55%
NORTH SQUARE SPECTRUM ALPHA FUND Class A | Russell 2000 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[18]		11.54%				7.40%	7.82%
NORTH SQUARE SPECTRUM ALPHA FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.34%				8.69%	7.39%
NORTH SQUARE SPECTRUM ALPHA FUND Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.34%				5.46%	3.23%
NORTH SQUARE SPECTRUM ALPHA FUND Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.08%				6.20%	4.80%
NORTH SQUARE TACTICAL DEFENSIVE FUND Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.15%				2.95%	3.77%
NORTH SQUARE TACTICAL DEFENSIVE FUND Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.93%				2.90%	3.59%
NORTH SQUARE TACTICAL DEFENSIVE FUND Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.84%				2.28%	2.93%
NORTH SQUARE TACTICAL DEFENSIVE FUND Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.47%				3.38%	3.60%
NORTH SQUARE TACTICAL DEFENSIVE FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.61%				4.41%	4.62%
NORTH SQUARE TACTICAL DEFENSIVE FUND Class I | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		23.81%				13.86%	12.55%
NORTH SQUARE TACTICAL DEFENSIVE FUND Class I | Morningstar Moderate Target Risk Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[20]		8.27%				5.37%	6.05%
NORTH SQUARE TACTICAL GROWTH FUND Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.57%				6.93%	6.14%
NORTH SQUARE TACTICAL GROWTH FUND Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.36%				7.40%	5.97%
NORTH SQUARE TACTICAL GROWTH FUND Class C | Russell 3000 Total Return Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[21]		23.81%				13.86%	12.55%
NORTH SQUARE TACTICAL GROWTH FUND Class C | Morningstar Moderate Aggressive Target Risk Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[22]		10.66%				7.02%	7.49%
NORTH SQUARE TACTICAL GROWTH FUND Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.42%				8.48%	7.03%
NORTH SQUARE TACTICAL GROWTH FUND Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.79%				7.61%	6.39%
NORTH SQUARE TACTICAL GROWTH FUND Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.59%				6.49%	5.53%

[1]	During the period from May 30, 2020, through December 31, 2022, there were no Class A shares of the Fund outstanding. Had Class A shares been outstanding they would have been invested in the same portfolio as the Class I shares. Performance shown for the period from May 30, 2020, to December 31, 2022, is based on the performance of Class I shares, adjusted on a proforma basis, for the higher expenses applicable to Class A shares, which are subject to a sales load and a 12b-1 fee.
[2]	The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[3]	The Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[4]	In accordance with regulatory changes requiring the Fund to compare its performance over time to the performance of a benchmark that represents the overall applicable broad-based securities market, the Fund’s regulatory benchmark is the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[5]	The Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[6]	The Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[7]	The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[8]	The Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[9]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[10]	The Bloomberg US Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate-term investment grade bonds traded in the United States. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[11]	Class I shares of the Fund commenced operations on May 19, 2021. The performance shown for Class I shares for periods pre-dating the commencement of operations of the class reflects the performance of the Fund’s Class R6 shares, the initial share class, calculated using the fees and expenses of Class I shares, and without the effect of any fee and expense limitations or waivers. If Class I shares of the Fund had been available during periods prior to May 19, 2021, the performance shown may have been different.
[12]	The Bloomberg US Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate-term investment grade bonds traded in the United States. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[13]	The Bloomberg US Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate-term investment grade bonds traded in the United States. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[14]	The ICE BofA Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. Qualifying securities must be rated investment-grade (based on an average of Moody’s, S&P and Fitch) and must have an investment-grade-rated country risk (based on an average of Moody’s, S&P and Fitch foreign currency long-term sovereign debt ratings.) Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[15]	The Bloomberg US Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate-term investment grade bonds traded in the United States. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[16]	The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[17]	The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[18]	The Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[19]	The Russell 3000® Total Return Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[20]	The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets. This index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[21]	The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.
[22]	The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets. This index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expense of investing.